STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 677,551	$ 708,829	$ 923,151
Loss from operations	(677,551)	(708,829)	(923,151)
Other income (expense)
Change in fair value of derivative warrant liabilities	(6,110,830)	(1,854,400)	3,370,040
Financing costs – derivative warrant liabilities		(735,490)
Gain on marketable securities (net), and dividends held in Trust Account	3,775	4,454	7,468
Total other (expense) income	(6,107,055)	(2,585,436)	3,377,508
Net (loss) income	(6,784,606)	(3,294,265)	2,454,357
Shares Subject to Redemption
Other income (expense)
Net (loss) income	$ 3,293	$ 3,841	$ 6,514
Weighted average shares outstanding of basic and diluted	22,474,838	21,719,426	22,024,254
Basic and diluted net income (loss) per share	$ 0	$ 0.00	$ 0
Non-Redeemable Class A Ordinary Shares
Other income (expense)
Weighted average shares outstanding of basic and diluted	8,775,162		9,225,746
Basic and diluted net income (loss) per share	$ (0.77)		$ 0.27
Non Redeemable ClassA And Class B Common Stock
Other income (expense)
Weighted average shares outstanding of basic and diluted		8,310,766
Basic and diluted net income (loss) per share		$ (0.40)
Redeemable Class A Common Stock
Other income (expense)
Weighted average shares outstanding of basic and diluted		21,719,426
Basic and diluted net income (loss) per share		$ 0